Finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Disclosure of detailed information about finance cost

	2023	2022
Standby and transaction fees(1)	$4,512	$2,245
Accretion expense on the provision for reclamation	8,967	5,616
Interest expense on lease liabilities	657	679
Other financing fees	1,209	983
Total finance costs	$15,345	$9,523
(1)The 2023 Standby and transaction fees amount includes transactions costs related to the renewal of the revolving credit facility (the “Corporate Facility”) (note 25).